PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Property And Equipment Details Narrative
Depreciation expense	$ 6,141	$ 7,931	$ 14,088